Fair Value Measurements (Narrative) (Detail) (USD $) In Millions, unless otherwise specified						12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Crude Oil [Member] bbl	Dec. 31, 2011 Soy Beans [Member] lb	Dec. 31, 2011 Natural Gas [Member] MMBtu	Dec. 31, 2011 Notes Receivable [Member] Sale Of Toledo Refinery [Member]
Fair Value Measurements [Line Items]
Cash equivalents	$ 1,805	$ 1,469
Long-term debt fair value	3,440	2,379
Long-term debt	3,159	2,136
Basis spread on LIBOR, percentage						8.00%
Maximum interest rate on long term note receivable						10.00%
Estimated fair value of financial instrument	$ 182
Derivative contracts on commodity			9,000,000	240,000	240,000